Parent Company Only Condensed Financial Information	12 Months Ended
Jun. 30, 2020
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 22 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of June 30,
	2020	2019
ASSETS
Current assets
Cash and cash equivalents	$181,513	$3,471,191
Escrow receivable	-	200,000
Amounts due from subsidiaries	7,121,760	4,987,999
Prepayments, deposits and other assets, net	161,767	39,961
Total Current Assets	7,465,040	8,699,151

Investments in subsidiaries	20,598,908	12,673,565
Total Assets	$28,063,948	$21,372,716

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities
Salaries and benefits payable	715,304	584,280

Total Current Liabilities	715,304	584,280

Commitments and Contingencies

Shareholders' Equity
Common stock, $0.0001 par value, 100,000,000 shares authorized; 15,930,330 shares issued and outstanding as of June 30, 2020; 13,913,201 shares issued and outstanding as of June 30, 2019. *	1,593	1,391
Additional paid-in capital	28,586,048	24,276,622
Accumulated (deficits) retained earnings	123,668	(2,675,927)
Accumulated other comprehensive loss	(1,362,665)	(813,650)

Total Shareholders' Equity	27,348,644	20,788,436

Total Liabilities and Shareholders' Equity	$28,063,948	$21,372,716

*	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance (Note 19).

Condensed statements of comprehensive (loss) income

	For the years ended June 30,
	2020	2019	2018

Revenues	$-	$201,614	$-
Less: Cost of revenues	-	(200,954)	-
Gross profit (loss)	-	660	-

General and administrative expenses	(5,505,559)	(8,651,816)	(619,892)
Share of profit in subsidiaries, net (Note a)	8,404,632	5,317,315	3,055,340
Other income	46,904	66,806	-
Other expenses	(7,739)	(2,741)	(985)

Income (loss) before income tax	2,938,238	(3,269,776)	2,434,463
Benefit for income tax	-	-	-
Net income (loss)	2,938,238	(3,269,776)	2,434,463

Other comprehensive (loss) income
Foreign currency translation (loss) gain	$(549,015)	$(411,973)	$45,593

Comprehensive income (loss)	$2,389,223	$(3,681,749)	$2,480,056

Condensed statements of cash flows

	For the years ended June 30,
	2020	2019	2018
Net cash used in operating activities	$(3,586,857)	$(3,189,448)	$(4,099,305)
Net cash provided by financing activities	200,000	1,472,592	9,341,538
Effect of exchange rate changes on cash	97,179	569	(54,755)
Net (decrease) increase in cash	(3,289,678)	(1,716,287)	5,187,478
Cash and cash equivalents, at the beginning of the year	$3,471,191	$5,187,478	$-
Cash, cash equivalents at the end of the year	$181,513	$3,471,191	$5,187,478

(a) Basis of presentation

In the Company-only financial statements, the Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10 Investment-Equity Method and Joint Ventures. Such investments are presented on the balance sheets as "Investments in subsidiaries" and share of the subsidiaries' profit or loss are shown as "Share of profit in subsidiaries, net" on the statements of comprehensive income (loss).

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company's consolidated financial statements.